UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

5525 NW Fisher Creek Drive
Camas, Washington 98607

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS: 86.53%
	Canada: 1.42%
63,600	Royal Bank of Canada	$4,652,340

	China: 0.26%
530	Baidu.com - ADR (a)	129,908
102,025	Bank Of China Ltd.	52,622
38,000	Beijing Capital International Airport Co. Ltd.	29,694
38,000	Brilliance China Automotive Holdings Ltd.	64,777
66,400	China Construction Bank Corp.	50,344
3,500	China Mobile Ltd.	43,122
13,000	China Pacific Insurance Group Co. Ltd.	54,479
22,500	CITIC Securities Co. Ltd.	66,004
535	Ctrip.com International Ltd. - ADR (a)	28,933
4,800	Hengan International Group Co. Ltd.	52,022
59,000	Industrial & Commercial Bank of China	40,017
60,000	Lenovo Group Ltd.	84,175
6,000	Ping An Insurance Group Co.	50,327
7,550	Tencent Holdings Ltd.	120,718
		867,142
	Denmark: 1.85%
30,200	Novo Nordisk A/S - ADR	1,372,892
102,975	Novo Nordisk A/S - Class B	4,696,405
		6,069,297
	France: 4.83%
16,435	L'Oreal SA	2,803,847
18,650	L'Oreal SA - ADR	635,592
36,975	LVMH Moet Hennessy Louis Vuitton SA	6,643,647
59,280	Sanofi	5,739,224
		15,822,310
	Germany: 4.51%
25,700	Bayer AG	3,865,178
61,350	Daimler AG	5,172,194
12,200	Linde AG	2,302,073
48,515	SAP AG	3,419,294
		14,758,739
	Hong Kong: 0.07%
9,450	AIA Group Ltd.	54,590
3,000	Cheung Kong Holdings Ltd.	55,047
2,100	Hong Kong Exchanges and Clearing Ltd.	45,735
13,200	Sands China Ltd.	79,061
		234,433
	India: 0.15%
6,870	Cipla Ltd. - GDR	70,066
1,655	Dr. Reddy's Laboratories Ltd. - ADR	96,635
2,090	HDFC Bank Ltd. - ADR	111,376
865	Infosys Ltd. - ADR	60,412
670	Reliance Industries Ltd. - GDR	21,339
9,100	Tata Global Beverages Ltd. - GDR	23,569
2,095	Tata Motors Ltd. - ADR	95,658
		479,055
	Indonesia: 0.06%
49,800	Bank Mandiri Tbk PT	42,949
56,100	Bank Rakyat Tbk PT	52,979
38,500	Jasa Marga Persero Tbk PT	21,294
18,600	Semen Gresik Tbk PT	24,385
116,800	Telekomunikasi Indonesia Persero Tbk PT	27,037
12,800	Unilever Indonesia Tbk PT	33,353
		201,997
	Japan: 1.59%
42,175	Toyota Motor Corp. - ADR	5,193,008

	Malaysia: 0.01%
17,800	CIMB Group Holdings BHD	30,680
5,300	Genting BHD	14,368
		45,048
	Philippines: 0.02%
13,270	Metropolitan Bank & Trust Co.	24,528
1,430	SM Investments Corp.	25,619
		50,147
	Singapore: 0.03%
6,300	DBS Group Holdings Ltd.	95,793

	South Korea: 0.20%
1,955	SK hynix, Inc. (a)	84,785
220	Hyundai Heavy Industries Co. Ltd.	24,523
160	Hyundai Mobis	35,669
320	Hyundai Motor Co.	51,699
1,240	KB Financial Group, Inc.	43,536
505	KT&G Corp.	44,167
175	LG Chem Ltd.	32,617
132	NAVER Corp.	90,069
120	Samsung Electronics Co. Ltd.	139,393
460	Samsung Life Insurance Co. Ltd.	50,652
1,130	Shinhan Financial Group Co. Ltd.	50,587
165	SK Innovation Co. Ltd.	12,763
		660,460
	Switzerland: 3.52%
193,775	ABB Ltd.	4,349,785
74,150	Novartis AG	7,175,188
		11,524,973
	Taiwan: 0.14%
9,554	Advanced Semiconductor Engineering, Inc. - ADR	59,044
22,814	CTBC Financial Holding Co. Ltd.	15,518
31,247	Fubon Financial Holdings Co. Ltd.	51,191
31,873	Hon Hai Precision Industry Co. Ltd.	99,901
3,000	MediaTek, Inc.	45,076
55,000	Mega Financial Holding Co. Ltd.	44,785
28,800	Taiwan Semiconductor Manufacturing Co. Ltd.	131,681
		447,196
	Thailand: 0.02%
5,250	Bangkok Bank PCL	32,298
72,600	Bangkok Dusit Medical Services PCL	40,904
		73,202
	United Kingdom: 6.49%
96,420	GlaxoSmithKline PLC - ADR	4,478,709
669,500	HSBC Holdings PLC	6,661,536
46,300	Rio Tinto PLC	2,164,210
1,287,800	Royal Bank of Scotland Group PLC (a)	7,951,692
		21,256,147
	United States: 61.36%
22,240	Amazon.com, Inc. (a)	7,531,354
96,130	American Express Co.	8,884,335
103,200	Apple, Inc.	12,273,576
335,750	Bank Of America Corp.	5,721,180
51,050	Berkshire Hathaway, Inc. - Class B (a)	7,590,624
7,700	BlackRock, Inc.	2,764,916
29,675	Chevron Corp.	3,230,717
115,840	Cisco Systems, Inc.	3,201,818
110,700	Citigroup, Inc.	5,974,479
94,150	Comcast Corp. - Class A	5,370,316
35,075	Exxon Mobil Corp.	3,175,690
282,720	General Electric Co.	7,489,253
7,315	Google, Inc. - Class A (a)	4,016,520
6,515	Google, Inc. - Class C (a)	3,530,022
160,845	Intel Corp.	5,991,476
97,935	Johnson & Johnson	10,601,464
130,935	JPMorgan Chase & Co.	7,877,050
47,400	Merck & Co., Inc.	2,862,960
155,895	Microsoft Corp.	7,453,340
73,575	Morgan Stanley	2,588,368
92,350	Oracle Corp.	3,916,563
44,850	PepsiCo, Inc.	4,489,485
310,130	Pfizer, Inc.	9,660,549
92,675	Qualcomm, Inc.	6,756,008
36,430	Schlumberger Ltd.	3,131,159
6,100	The Boeing Co.	819,596
74,295	The Coca-Cola Co.	3,330,645
13,400	The Goldman Sachs Group, Inc.	2,524,694
75,675	The Home Depot, Inc.	7,522,095
69,665	The Procter & Gamble Co.	6,299,806
76,575	The Walt Disney Co.	7,083,953
73,430	United Technologies Corp.	8,083,174
35,730	Visa, Inc. - Class A	9,225,129
182,385	Wells Fargo & Co.	9,936,335
		200,908,649
	TOTAL COMMON STOCKS
	(Cost $202,188,024)	$283,339,936

	EXCHANGE TRADED NOTES: 12.59%
28,625	Barclays + FI Enhanced Europe 50	3,314,746
98,150	Barclays + FI Enhanced Global High Yield	12,227,969
63,300	Credit Suisse FI Enhanced Europe 50	7,632,081
22,000	Credit Suisse FI Large Cap Growth Enhanced	2,552,880
41,700	DB FI Enhanced Global High Yield	5,205,411
89,000	UBS AG FI Enhanced Large Cap Growth	10,291,951
		41,225,038
	TOTAL EXCHANGE TRADED NOTES
	(Cost $34,441,094)	$41,225,038

	SHORT-TERM INVESTMENTS: 0.74%
	Mutual Funds: 0.74%
2,408,875	SEI Daily Income Trust Government Fund	2,408,875

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,408,875)	$2,408,875

	TOTAL INVESTMENTS: 99.86%
	(Cost $239,037,993)	326,973,849

	Other Assets in Excess of Liabilities: 0.14%	467,655

	TOTAL NET ASSETS: 100.00%	$327,441,504

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-Income Producing.

At November 30, 2014, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$239,037,993
Gross unrealized appreciation	88,153,521
Gross unrealized depreciation	(217,665)
Net unrealized appreciation	$87,935,856

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Purisima All-Purpose Fund
Schedule of Investments
November 30, 2014 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS: 92.36%
43,705	SEI Daily Income Trust Government Fund	$43,705

	TOTAL MUTUAL FUNDS
	(Cost $43,705)	43,705

	TOTAL INVESTMENTS: 92.36%
	(Cost $43,705)	43,705

	Other Assets in Excess of Liabilities: 7.64%	3,614

	TOTAL NET ASSETS: 100.00%	$47,319

At November 30, 2014, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$43,705
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Security Valuation - Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund’s net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions, based on the best information available, about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2014.

Purisima Total Return Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$283,246,301	$93,635	$-	$283,339,936
Exchanged Traded Notes	41,225,038	-	-	41,225,038
Total Equity	324,471,339	93,635	-	324,564,974
Short-Term Investments	2,408,875	-	-	2,408,875
Total Investments in Securities	$326,880,214	$93,635	$-	$326,973,849

Purisima All-Purpose Fund

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$43,705	$-	$-	$43,705
Total Investments in Securities	$43,705	$-	$-	$43,705

There were no transfers between Levels 1 and 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the quarter ended November 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By /s/Kenneth L. Fisher
         Kenneth L. Fisher, President

Date  January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kenneth L. Fisher
          Kenneth L. Fisher, President

Date  January 23, 2015

By /s/Katherine Taylor
         Katherine Taylor, Treasurer

Date  January 23, 2015